INCOME TAXES - Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	$ 4,575
Tax Credit Carryforwards and Other Attributes	316
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	697
Tax Credit Carryforwards and Other Attributes	72
U.S. State
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	267
Tax Credit Carryforwards and Other Attributes	21
Non-U.S.
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	3,611
Tax Credit Carryforwards and Other Attributes	$ 223